Business Description and Basis of Preparation - Additional Information (Details)	1 Months Ended
Feb. 28, 2021
Business Description and Basis of Preparation [Line Items]
Change Program Transition Key Priorities Description	transition from a holding company to an operating company, and from a content provider to a content-driven technology company.
Change Program [Member]
Business Description and Basis of Preparation [Line Items]
Change Program Completetion Period	2 years